                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street New York, NY 10281

July 20, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

       Re:        Oppenheimer Champion Income Fund
                  Reg. No. 33-16494; File No. 811-5281
                  Post-Effective Amendment No. 31 under the Securities Act
                  and Amendment No. 31 under the Investment Company Act

Dear Madam/Sir:

     An electronic  (EDGAR)  filing is hereby made under the  Securities  Act of
1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") on
behalf of Oppenheimer Champion Income Fund (the "Fund"). This filing consists of the documents comprising  Post-Effective Amendment No. 31 under the 1933 Act and
Amendment No. 31 under the 1940 Act to the Registrant's  registration  statement on Form N-1A (the "Registration Statement").

     The  Registration  Statement is being filed to: (1) reflect the addition of
Class Y shares for  Champion  Income  Fund and  describe  the  features of those shares,  (2) provide updated  performance  information  for the Registrant,  (3)
update  other  disclosure  the  Registrant  deems  necessary,  (3) file  certain exhibits to the Registration Statement,  and (4) incorporate certain exhibits by reference into the Registration Statement.

     Pursuant to 1940 Act Release No.  IC-13768  (February 15,  1984),  the Fund
requests selective review of this Registration Statement. The Fund believes that selective  review is appropriate  because the  Registration  Statement  contains disclosure that is not substantially  different than the disclosure contained in
Post-Effective  Amendment No. 29 to the Fund's  Registration  Statement filed on
January 26, 2006  ("Post-Effective  Amendment  No.  29").  For  purposes of this
selective   review,   the  Fund  has   described   any  material   changes  from
Post-Effective Amendment No. 29.

Similarity to Post-Effective Amendment No. 29

     Except as noted below,  the Staff has reviewed the disclosure  contained in
Post-Effective   Amendment  No.  29.  The  differences  between   Post-Effective
Amendment No. 29 and Post-Effective Amendment No. 31 filed herewith are:

1.       Pricing Structure.  The Registration Statement adds Class Y shares.

     2.  Performance  Information.  The  Registration  Statement  reflects  that cumulative  performance  information  (before  taxes for Class A shares) for the period from January 1, 2006 through June 30, 2006 has been added.

     3. Non-Material  Differences.  This Registration Statement contains various nonmaterial  disclosures that differ from those of Post-Effective  Amendment No.
29.

     4. Part C. The Exhibits included in Part C of this Post-effective Amendment
No. 31 are the same as those of  Post-Effective  Amendment  No. 29,  except that this Post-Effective Amendment No. 31 has been revised to reflect the addition of
Amendment No. 4 to the Registrant's Declaration of Trust.

     In  light  of  the  above,  the  Registrant  requests  acceleration  of the effective  date of the  Registration  Statement  to July  21,  2006,  or as soon thereafter as practicable

     The  Securities and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Nancy S. Vann
                           Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street, 16th Floor
                           New York, New York 10281-1008
                           212-323-5089
                           nvann@oppenheimerfunds.com

                                                Very truly yours,

                                                /s/  Taylor V. Edwards
                                                Taylor V. Edwards
                                                Assistant Vice President and
                                                Assistant Counsel
                                                212.323.0310

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann